NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)					1 Months Ended
	Nov. 10, 2023 USD ($) a	Apr. 20, 2023 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 14, 2021 shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) a	Apr. 30, 2023 shares	Oct. 31, 2024 a $ / shares	Feb. 26, 2024 $ / shares	Oct. 31, 2023 a $ / shares	Oct. 16, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock price per share | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares								18,750
Number of shares sold | shares		100,000						100,000
Gross proceeds from sale of shares		$ 6,000,000
ARLO Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a	960
Payments to acquire loans and lease	$ 2,000,000
Business combination agreement and funded amount					$ 25,000	$ 200,000
Finance lease interest percentage					2.25%	2.00%
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working interest											21.91832%
Trio LLC [Member] | McCool Ranch Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working interest											21.91832%	21.91832%
Heavy Sweet Oil [Member] | ARLO Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a							960
Business acquisition description							November 2023, the Company entered into a leasehold acquisition and development option agreement (“ARLO Agreement”) with Heavy Sweet Oil, LLC (“HSO”), which gave the Company a 9-month option for the exclusive right to acquire up to a 20% interest in a 960-acre drilling and production program in the Asphalt Ridge leases for $2,000,000.
Percentage of production share					17.75%		20.00%
Payments to acquire loans and lease					$ 1,775,000		$ 2,000,000
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares				245,000,000,000
Business acquisition percentage			45.00%	45.00%					1.00%		1.00%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a									9,300		9,300
Payments to acquire businesses net of cash acquired			$ 300,000
Non interest bearing notes payable			$ 3,700,000
Number of shares issued | shares			245,000
Common stock price per share | $ / shares			$ 0.0001
Royalties percentage			68.62%
Working interest percentage			3.80%
Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition increase in percentage of working interest											82.75%
Working interest				82.75%				85.775%
Area of land | a											9,300